Mar. 01, 2018

1290 FUNDS®

1290 DoubleLine Dynamic Allocation Fund

1290 GAMCO Small/Mid Cap Value Fund

SUPPLEMENT DATED JUNE 14, 2018 TO THE PROSPECTUS DATED MARCH 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus of 1290 Funds (“Trust”), dated March 1, 2018, as supplemented. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, Summary Prospectus and Statement of Additional Information, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@mediantonline.com, or you can view, print, and download a copy of these documents at the Trust’s website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information regarding a change to the fee table for each of the 1290 DoubleLine Dynamic Allocation Fund and the 1290 GAMCO Small/Mid Cap Value Fund.

Information Regarding

1290 DoubleLine Dynamic Allocation Fund

1290 GAMCO Small/Mid Cap Value Fund

Effective immediately, the “FEES AND EXPENSES OF THE FUND” section of the Prospectus entitled “1. About the Funds - 1290 DoubleLine Dynamic Allocation Fund – Class A (TNXAX), T (TNXCX), I (TNVDX) and R (TNYRX) Shares” is deleted in its entirety and replaced with the following information:

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 DoubleLine Dynamic Allocation Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.50%	2.50%	None	None
Maximum contingent deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 DoubleLine Dynamic Allocation Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses	0.71%[2]	0.71%[3]	0.71%[2]	0.72%[2]
Acquired Fund Fees and Expenses	0.04%	0.04%[3]	0.04%	0.04%
Total Annual Fund Operating Expenses	1.75%	1.75%	1.50%	2.01%
Fee Waiver and/or Expense Reimbursement[4,5]	-0.50%	-0.50%	-0.50%	-0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[5]	1.25%	1.25%	1.00%	1.50%
1	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
2	Other Expenses have been restated to reflect current fees.
3	Based on estimated amounts for the current fiscal year.
4
Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2019 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class A shares, Class T shares, Class I shares, and Class R shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2019.

5	Restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$670	$1,025	$1,403	$2,460
Class T Shares	$374	$ 740	$1,130	$2,221
Class I Shares	$102	$ 425	$ 771	$1,748
Class R Shares	$153	$ 581	$1,036	$2,297

Effective immediately, the “FEES AND EXPENSES OF THE FUND” section of the Prospectus entitled “1. About the Funds - 1290 GAMCO Small/Mid Cap Value Fund – Class A (TNVAX), T (TNVCX), I (TNVIX) and R (TNVRX) Shares” is deleted in its entirety and replaced with the following information:

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 GAMCO Small/Mid Cap Value Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.50%	2.50%	None	None
Maximum contingent deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 GAMCO Small/Mid Cap Value Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses	1.72%	2.02%	1.72%	1.75%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.73%	3.03%	2.48%	3.01%
Fee Waiver and/or Expense Reimbursement[2,3]	-1.48%	-1.78%	-1.48%	-1.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.25%	1.25%	1.00%	1.50%
1	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
2
Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2019 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class A shares, Class T shares, Class I shares, and Class R shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2019.

3	Restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$670	$1,218	$1,791	$3,340
Class T Shares	$374	$ 999	$1,649	$3,390
Class I Shares	$102	$ 631	$1,187	$2,704
Class R Shares	$153	$ 788	$1,449	$3,221